Note C - Securities - Securities Held to Maturity With Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Less Than 12 Months - Fair Value	$ 362	$ 3,813
Less Than 12 Months - Unrecognized Loss	(2)	(148)
12 Months or More - Fair Value	1,502
12 Months or More - Unrecognized Loss	(33)
Fair Value	1,864	3,813
Unrecognized Loss	(35)	(148)
US States and Political Subdivisions Debt Securities [Member]
Less Than 12 Months - Fair Value	362	3,813
Less Than 12 Months - Unrecognized Loss	(2)	(148)
12 Months or More - Fair Value	1,502
12 Months or More - Unrecognized Loss	(33)
Fair Value	1,864	3,813
Unrecognized Loss	$ (35)	$ (148)